Intangible assets and goodwill - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets and goodwill
Goodwill impairment	$ 0	$ 0	$ 0
Period over which management has projected cash flows	5 years
Discount rates applied to cash flow projections	9.00%	9.70%	10.60%
Growth rates applied to cash flow projections	3.00%	3.50%	2.50%
Competence Call Center
Intangible assets and goodwill
Ownership interest in businesses acquired		100.00%
Purchase consideration		$ 873,000,000
Managed It Services
Intangible assets and goodwill
Ownership interest in businesses acquired		100.00%
Purchase consideration		$ 49,000,000
Lionbridge Ai
Intangible assets and goodwill
Ownership interest in businesses acquired		100.00%
Purchase consideration		$ 940,000,000
Decrease in accounts receivable	$ 7,000,000
Increase intangible assets	29,000,000
Decrease in goodwill	74,000,000
Increase in accounts payable	2,000,000
Decrease in provisions	4,000,000
Decrease in taxes payable	10,000,000
Decrease in deferred tax liability	$ 42,000,000